OTHER ASSETS -THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER ASSETS - THIRD PARTIES
Schedule of other assets

Other assets are consisted of the follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Prepayments for purchase of property, plant and equipment	845,201	1,088,586
Long-term receivables related to disposal of a subsidiary (Note 8)	919,392	700,699
Prepayment for warranty insurance premium	99,611	92,976
Loan receivables	—	58,180
Deposit for rent and others	53,927	24,488
Prepayment of income tax attributable to intercompany transactions	7,069	3,706
Refund receivable of U.S. countervailing duties and anti-dumping duties	13,563	—
Less: Allowance for credit losses	(788)	(366)
Total	1,937,975	1,968,269

Summary of activity in allowance for credit losses related to deposits

The following table summarizes the activity in the allowance for credit losses related to deposits for the year ended December 31, 2023, 2024 and 2025 (RMB in thousands):

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
At beginning of year	1,855	914	788
Reversal	(941)	(126)	(422)
At end of year	914	788	366